BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net income attributable to Owners of Cool Company Ltd.	$ 20,930	$ 62,641
Weighted average number of shares outstanding, basic (in shares)	53,447,384	53,702,846
Dilutive potential common shares (in shares)	70,205	0
Weighted average number of shares, adjusted for dilution (in shares)	53,517,589	53,702,846
Basic earnings per share (in dollars per share)	$ 0.39	$ 1.17
Diluted earnings per share (in dollars per share)	$ 0.39	$ 1.17